Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2017
Insurance coverage [Abstract]
Insurance coverage
The Company’s insurance coverage is as follows:

Description	2017	2016	2015

Civil liability – Environment	20,200	20,000	20,000
Civil liability - pain and suffering and contingent risks, fire, lightning, explosion	466,536	343,652	356,122
Sundry risks (a)	49,124	129,800	134,468
Total	535,860	493,452	510,590

(a)
On March 23, 2017, the Company acquire executive officers and management liability insurance with TOKIO MARINE SEGURADORA S.A., valid from March 23, 2017 to March 23, 2018, in order to ensure against any event that produces damages covered by the insurance and attributed by alleged aggrieved third parties to the insured parties.